Post-retirement pension and other defined benefit schemes (Tables)	12 Months Ended
Dec. 31, 2025
Post-retirement pension and other defined benefit schemes
Schedule of financial and demographic assumptions

			2024
	UK	Sweden	Rest of Group[1]
Inflation assumption	3.2%	1.8%	2.1%
Rate of increase in salaries	– [3]	3.3%	3.6%
Rate of increase in pensions in payment	3.0%	1.8%	2.1%
Discount rate – defined benefit obligation	5.5%	3.5%	3.5%
Discount rate – interest cost	5.4%	3.4%	3.5%
Discount rate – service cost	5.5%	3.5%	3.5%

			2025
	UK	Sweden	Rest of Group[1]
Inflation assumption	2.8%[2]	1.7%	2.0%
Rate of increase in salaries	– [3]	3.2%	3.5%
Rate of increase in pensions in payment	2.7%	1.7%	2.0%
Discount rate – defined benefit obligation[4]	5.5%	3.8%	4.3%
Discount rate – interest cost[5]	5.1%	3.6%	3.9%
Discount rate – service cost[5]	5.7%	3.9%	4.5%

1	Rest of Group reflects the assumptions in Germany as these have the most material impact on the Group.
2	The UK inflation assumption includes an allowance for some UK inflation experience over 2025.
3	Pensionable pay frozen at 30 June 2010 levels following UK fund changes.
4	Group defined benefit obligation as at 31 December 2025 calculated using discount rates based on market conditions as at 31 December 2025.
5	2025 interest costs and service costs calculated using discount rates based on market conditions as at 31 December 2024.

	Life expectancy assumption for a male member retiring at age 65				Life expectancy assumption for a female member retiring at age 65
Country	2025	2045	2024	2044	2025	2045	2024	2044
UK	23.0	24.3	22.1	23.1	24.2	25.6	23.7	24.8
Sweden	22.8	24.3	21.8	24.1	24.4	25.3	23.9	26.3

Schedule of risks associated with the Company's defined benefit pensions

Risk	Description	Mitigation
1 Asset pricing

The Defined Benefit Obligation (DBO) is calculated using a discount rate set with reference to AA-rated corporate bond yields; asset returns that differ from the discount rate will create an element of volatility in the solvency ratio. Approximately 45% of the UK Pension Fund is exposed to growth assets, including global investments, most of which are not sterling denominated. Although these growth assets are expected to outperform AA-rated corporate bonds in the long term, they can lead to volatility and mismatching risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given the UK Pension Fund’s long-term objectives and risk budget.

The Trustee invests in a suitably diversified range of asset classes with different return drivers and investment managers. Investment strategy will evolve to further improve the expected risk/return profile as opportunities arise and funding solvency improves.

The Trustee has hedged approximately 87% of unintended non-sterling, overseas currency risk within the UK Pension Fund assets.

2 Interest rate	A decrease in corporate bond yields will increase the present value placed on the DBO under IAS 19.

The interest rate hedge of the UK Pension Fund is predominantly implemented via holding gilts (and gilt repurchase agreements or ‘gilt repo’) of appropriate duration. This hedge protects to a large degree against falls in long-term interest rates and the UK Pension Fund is 100% hedged as a percentage of assets at the end of 2025 (versus target of 100%). Nonetheless, there remain differences in the bonds and instruments held by the UK Pension Fund to hedge interest rate risk on the statutory and long-term funding basis (gilts and ‘gilt repo’) and the bonds included in the yield curve to set the DBO discount rate on an IAS 19 basis (AA corporate bonds). As such, there remains mismatching risk on an IAS 19 basis should yields on gilts diverge compared to AA corporate bonds.

3 Inflation

The majority of the DBO is indexed in line with price inflation (mainly inflation as measured by the UK Retail Price Index (RPI) but also for some members, a component of pensions is indexed by the UK Consumer Price Index (CPI)) and higher inflation will lead to higher liabilities (although, in the vast majority of cases, this is capped at an annual increase of 5%, known as Limited Price Indexation or LPI).

The UK Pension Fund holds RPI index-linked gilts and ‘gilt repo’. The inflation hedge of the UK Pension Fund protects to some degree against higher-than-expected inflation increases on the DBO and is approximately 96% hedged as a percentage of assets at the end of 2025 (versus a target of 100%).

4 Longevity	The majority of the UK Pension Fund’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

In 2013, the Trustee entered into a longevity swap to hedge against the risk of increasing life expectancy over the next circa 70 years. The swap currently covers approximately 7,500 of the UK Pension Fund’s pensioners, equivalent to $2.0bn of Pension Fund liability. A one-year increase in life expectancy would result in a $161m increase in Pension Fund obligations, which would be partially offset by a $81m increase in the value of the longevity swap and hence the pension fund assets.

5 Cash flow and liquidity

The UK Pension Fund is maturing and is cash flow negative. Assets are liquidated to meet benefit outgo and potentially from time to time, to supplement the collateral pool required to post margin for derivative holdings.

There is a risk of the Trustee requesting liquidity support from the Group to meet margin calls or expenditure, if the liquidity position of the UK Pension Fund is not effectively monitored and managed.

The Trustee invests in a diversified portfolio of highly liquid assets to manage sequencing risk and operates a collateral management policy, maintaining a minimum liquidity ‘buffer’. As at the end of 2025, the buffer is well above recommended regulatory guidelines and the minimum thresholds, and can be quickly supplemented in an orderly manner.

At 31 December 2025, 8% of assets are invested in a cash-flow driven investment portfolio, consisting of investment-grade corporate bonds. The purpose of this portfolio is to generate income to help meet the Fund’s benefit outgo. The portfolio is expected to grow over time as further de-risking occurs and when attractive pricing points present.

Schedule of fair values of scheme assets

									2024
		UK		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,884	–	–	–	45	–	1,929	–	1,929
Corporate bonds[2]	352	–	–	–	6	–	358	–	358
Derivatives[3]	–	(355)	–	475	–	–	–	120	120
Investment funds: Listed Equities[4]	–	374	–	–	38	23	38	397	435
Investment funds: Absolute Return/Multi Strategy[4]	–	1,051	–	420	5	7	5	1,478	1,483
Investment funds: Corporate Bonds/Credit[4]	–	601	–	159	182	19	182	779	961
Cash and cash equivalents	32	336	–	2	2	2	34	340	374
Other	–	–	–	–	(6)	194	(6)	194	188
Total fair value of scheme assets[5]	2,268	2,007	–	1,056	272	245	2,540	3,308	5,848

									2025
		UK		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	2,231	–	–	–	2	48	2,233	48	2,281
Corporate bonds[2]	387	–	–	–	4	1	391	1	392
Derivatives[3]	–	(316)	–	(38)	–	(1)	–	(355)	(355)
Investment funds: Listed Equities[4]	–	215	–	-	51	3	51	218	269
Investment funds: Absolute Return/Multi Strategy[4]	–	1,021	–	529	–	6	–	1,556	1,556
Investment funds: Corporate Bonds/Credit[4]	–	628	–	205	186	–	186	833	1,019
Cash and cash equivalents	–	431	–	626	7	7	7	1,064	1,071
Other	–	–	–	-	1	247	1	247	248
Total fair value of scheme assets[5]	2,618	1,979	–	1,322	251	311	2,869	3,612	6,481

1	Predominantly developed markets in nature.
2	Predominantly developed markets in nature and investment grade (AAA-BBB).
3	Includes interest rate swaps, inflation swaps, longevity swaps, equity total return swaps and other contracts. More detail is given in the section Risks associated with the Group’s defined benefit pension plans from page 164. Derivative fair values are determined by independent third parties.
4	Investment funds are pooled, commingled vehicles, whereby the pension plan owns units in the fund, alongside other investors. The pension plans invest in a number of investment funds, including Listed Equities (primarily developed markets with some emerging markets), Corporate Bonds/Credit (a range of investment-grade and non-investment-grade credit) and Absolute Return/Multi Strategy (actively managed multi-asset exposure both across and within traditional and alternative asset classes). The price of the funds is set by independent administrators/custodians employed by the investment managers and based on the value of the underlying assets held in the fund. Details of pricing methodology is set out within internal control reports provided for each fund. Prices are updated daily, weekly or monthly depending upon the frequency of the fund’s dealing.
5	None of the Group’s own assets were included in the scheme assets (2024: $nil).

Schedule of scheme obligations, net (deficit)/surplus in the scheme, fair value of scheme assets and movements

Scheme obligations

				2024
	UK	Sweden	Rest of Group	Total
	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(200)	(543)	(481)	(1,224)
Deferred membership	(667)	(393)	(197)	(1,257)
Pensioners	(3,725)	(572)	(301)	(4,598)
Total value of scheme obligations	(4,592)	(1,508)	(979)	(7,079)

				2025
	UK	Sweden	Rest of Group	Total
	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(150)	(577)	(532)	(1,259)
Deferred membership	(566)	(431)	(199)	(1,196)
Pensioners	(4,051)	(672)	(302)	(5,025)
Total value of scheme obligations	(4,767)	(1,680)	(1,033)	(7,480)

Net (deficit)/surplus in the scheme

					2024
	UK	Sweden	Rest of Group		Total
	$m	$m	$m		$m
Total fair value of scheme assets	4,275	1,056	517		5,848
Total value of scheme obligations	(4,592)	(1,508)	(979)		(7,079)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(317)	(452)	(462)		(1,231)
Included in Non-current other receivables (Note 15)	–	–	99	[1]	99
Included in Retirement benefit obligations	(317)	(452)	(561)		(1,330)
	(317)	(452)	(462)		(1,231)

					2025
	UK	Sweden	Rest of Group		Total
	$m	$m	$m		$m
Total fair value of scheme assets	4,597	1,322	562		6,481
Total value of scheme obligations	(4,767)	(1,680)	(1,033)		(7,480)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(170)	(358)	(471)		(999)
Included in Non-current other receivables (Note 15)	–	–	106	[1]	106
Included in Retirement benefit obligations	(170)	(358)	(577)		(1,105)
	(170)	(358)	(471)		(999)

1	Surpluses were recognised in the US, Ireland and Belgium.

Fair value of scheme assets

				2025				2024
	UK	Sweden	Rest of Group	Total	UK	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At beginning of year	4,275	1,056	517	5,848	4,759	1,068	652	6,479
Interest income on scheme assets	232	40	17	289	214	33	15	262
Expenses	(5)	–	–	(5)	(5)	–	–	(5)
Actuarial gains/(losses)	61	25	(1)	85	(370)	55	–	(315)
Exchange and other adjustments	304	202	37	543	(67)	(98)	(20)	(185)
Employer contributions	65	57	64	186	66	50	50	166
Participant contributions	1	–	12	13	1	–	12	13
Benefits paid	(336)	(58)	(84)	(478)	(323)	(52)	(76)	(451)
Settlements[1]	–	–	–	–	–	–	(116)	(116)
Scheme assets’ fair value at end of year	4,597	1,322	562	6,481	4,275	1,056	517	5,848

1	The 2024 settlement is the buyout of post-retirement pension plans in Norway and the Netherlands.

Movement in post-retirement scheme obligations

				2025				2024
	UK	Sweden	Rest of Group	Total	UK	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Present value of obligations in scheme at beginning of year	(4,592)	(1,508)	(979)	(7,079)	(5,161)	(1,602)	(1,144)	(7,907)
Current service cost	(5)	(41)	(40)	(86)	(6)	(26)	(40)	(72)
Past service credit/(cost)	32	(5)	(1)	26	(2)	(8)	1	(9)
Participant contributions	(1)	–	(12)	(13)	(1)	–	(12)	(13)
Benefits paid	336	58	84	478	323	52	76	451
Interest expense on post-retirement scheme obligations	(248)	(55)	(37)	(340)	(231)	(47)	(34)	(312)
Actuarial gains/(losses)	30	149	26	205	416	(23)	2	395
Exchange and other adjustments	(319)	(278)	(87)	(684)	70	146	56	272
Settlements[1]	–	–	13	13	–	–	116	116
Present value of obligations in scheme at end of year	(4,767)	(1,680)	(1,033)	(7,480)	(4,592)	(1,508)	(979)	(7,079)

1	The 2024 settlement is the buyout of post-retirement pension plans in Norway and the Netherlands.

				2025				2024
	UK	Sweden	Rest of Group	Total	UK	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Funded – pension schemes[1]	(4,758)	(1,678)	(777)	(7,213)	(4,582)	(1,505)	(717)	(6,804)
Funded – post-retirement healthcare	–	–	(67)	(67)	–	–	(78)	(78)
Unfunded – pension schemes[1]	–	(2)	(179)	(181)	–	(3)	(167)	(170)
Unfunded – post-retirement healthcare	(9)	–	(10)	(19)	(10)	–	(17)	(27)
Total	(4,767)	(1,680)	(1,033)	(7,480)	(4,592)	(1,508)	(979)	(7,079)

1	Includes defined benefit pension schemes and other plans, such as lump sum, long-service awards and DC plans with underpins.

Schedule of amounts charged to Consolidated Statement of Comprehensive Income, in respect of defined benefit schemes

				2025				2024
	UK	Sweden	Rest of Group	Total	UK	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Operating profit
Current service cost	(5)	(41)	(40)	(86)	(6)	(26)	(40)	(72)
Past service credit/(cost)	32	(5)	(1)	26	(2)	(8)	1	(9)
Expenses	(5)	–	–	(5)	(5)	–	–	(5)
Total credit/(charge) to Operating profit	22	(46)	(41)	(65)	(13)	(34)	(39)	(86)
Finance expense
Interest income on scheme assets	232	40	17	289	214	33	15	262
Interest expense on post-retirement scheme obligations	(248)	(55)	(37)	(340)	(231)	(47)	(34)	(312)
Net interest on post-employment defined benefit plan liabilities	(16)	(15)	(20)	(51)	(17)	(14)	(19)	(50)
Credit/(charge) before taxation	6	(61)	(61)	(116)	(30)	(48)	(58)	(136)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	61	25	(1)	85	(370)	55	–	(315)
Experience gains/(losses) arising on the post-retirement scheme obligations	17	60	(18)	59	3	(33)	(10)	(40)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	87	89	44	220	414	11	11	436
Changes in demographic assumptions	(74)	–	–	(74)	(1)	(1)	1	(1)
Remeasurement of the defined benefit liability	91	174	25	290	46	32	2	80

Schedule of pension cost

	2025	2024
	$m	$m
Defined contribution plans	553	528
Defined benefit plans − Current service cost and expenses	91	77
Defined benefit plans − Past service (credit)/cost	(26)	9
Pension costs	618	614

Schedule of rate sensitivities of significant actuarial assumptions

		2025		2024
	+0.5%	−0.5%	+0.5%	−0.5%
Discount rate
UK ($m)	219	(238)	219	(239)
Sweden ($m)	116	(129)	110	(126)
Total ($m)	335	(367)	329	(365)

		2025		2024
	+0.5%	−0.5%	+0.5%	−0.5%
Inflation rate[1]
UK ($m)	(155)	142	(148)	142
Sweden ($m)	(104)	95	(119)	104
Total ($m)	(259)	237	(267)	246

		2025		2024
	+0.5%	−0.5%	+0.5%	−0.5%
Rate of increase in salaries[2]
UK ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(33)	32	(46)	43
Total ($m)	(33)	32	(46)	43

			2025			2024
	+1 year		−1 year		+1 year	−1 year
Mortality rate[3]
UK ($m)	(161)	[4]	163	[5]	(178)	175
Sweden ($m)	(58)		58		(74)	54
Total ($m)	(219)		221		(252)	229

1	Rate of increase in pensions in payment follows inflation. The inflation sensitivity allows for the impact of a change in inflation on salary increases and pension increases (where these assumptions are inflation-linked).
2	The salary increase sensitivity reflects the impact of an increase of only salary relative to inflation.
3	The sensitivity to the life expectancy assumption is estimated based on a revised mortality assumption that extends/reduces the current life expectancy by one year for a particular age.
4	Of the $161m increase, $81m is covered by the longevity swap.
5	Of the $163m decrease, $81m is covered by the longevity swap.